Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reduction In APIC Pool Of Excess Tax Benefits From Stock Based Compensation Transactions	$ 966,000
Income tax benefits attributable to stock-based compensation		1,291,000	555,000
Foreign pretax loss	12,897,000	2,410,000	725,000
Valuation allowance attributable to net operating loss carryforwards	8,846,000	6,329,000
Deferred tax assets, other comprehensive loss	58,277,000	42,998,000	52,453,000
Deferred tax liability, related to subsidiary		52,000
Unrecognized tax benefits potentially affecting income tax rate if recognized	4,915,000	4,892,000
Refunds tax	3,010,000	5,571,000
Refund tax, per share	$ 0.07	$ 0.12
Tax year	2008	2004
Tax deduction, percentage		9.00%	6.00%
Increased net earnings	2,035,000	1,696,000	611,000
Increased net earnings, per share	$ 0.04	$ 0.04	$ 0.01
Operating loss carryforwards, amount	140,738,000	126,738,000
Operating loss carryforwards, expiration dates	2031
Deferred tax assets, carryforwards	10,835,000	6,970,000
Deferred tax asset, valuation allowance	9,402,000	7,119,000
Domestic and foreign tax credits, amount	3,761,000	3,964,000
Domestic and foreign tax credits, valuation allowance	556,000	790,000
Canadian Subsidiary [Member]
Valuation allowance attributable to net operating loss carryforwards	$ 2,680,000
Maximum [Member]
Domestic and foreign tax credits, expiration dates	2030
Minimum [Member]
Domestic and foreign tax credits, expiration dates	2018